                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05793

Morgan Stanley Municipal Income Opportunities Trust II
                (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2005

Date of reporting period: February 28, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust II performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the year ended February 28, 2005

MARKET CONDITIONS


During the 12 months ended February 28, 2005, growth in consumer spending and business investment helped the U.S. economy expand at a solid pace. Even with this positive backdrop, however, fixed income markets were confronted with contradictory economic data. At the beginning of the period, weak employment growth and the possibility of deflation kept interest rates at historically low levels. Market sentiment changed in April, when the release of the March employment report was significantly higher than expected and included upward revisions of previous periods. The bond market also began to focus on the rapid climb in oil prices. These new signals led investors to conclude that the Federal Open Market Committee (the "Fed") would begin to raise rates sooner than had been anticipated.

Beginning in June, the Fed raised short-term interest rates six times by the end of February. This brought the overnight federal funds rate to 2.50 percent, and reversed a portion of the Fed's 13 rate reductions that occurred between January 2001 and June 2003. Despite these actions, a series of soft economic indicators caused yields on intermediate and longer maturity bonds to move lower.

Against this setting, long-term municipal bond yields peaked in June and subsequently trended lower before ending the fiscal year with little overall change. Lower quality municipal bonds performed strongly in this environment and the yield spread between investment grade bonds and lower quality issues narrowed significantly.

Total municipal underwriting volume in 2004 of $359 billion finished below the record level of 2003. The municipal-to-treasury yield ratio, which gauges relative performance between the two markets, remained attractive for tax-exempt securities. As a result, fixed income investors such as insurance companies and hedge funds that normally focus on taxable sectors supported municipals by "crossing over" to purchase municipal bonds.

PERFORMANCE ANALYSIS


For the 12-month period ended February 28, 2005, Morgan Stanley Municipal Income Opportunities Trust II's (OIB)'s net asset value (NAV) increased from $8.62 to $8.78 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.4975 per share, the Fund's total NAV return was 8.54 percent. The Fund's value on the New York Stock Exchange (NYSE) moved from $8.09 to $8.00 per share during the same period. Based on this change plus reinvestment of tax-free dividends, the Fund's total market return was 5.38 percent. On February 28, 2005, OIB's NYSE market price was at an 8.9 percent discount to its NAV. During the 12-month period ended February 28, 2005, the Fund purchased and retired 571,900 shares of common stock at a weighted average market discount of 9.55 percent. Past performance is no guarantee of future results.

Beginning in the fourth quarter of 2004, monthly dividends were reduced from $0.0425 per share to $0.040 per share. The dividend reflects the current level of the Fund's net investment income. The Fund's level of undistributed net investment income was

$0.093 per share on February 28, 2005, versus $0.105 per share 12 months earlier.[1]

The Fund is a non-leveraged closed-end fund that invests primarily in higher yielding municipal bonds. As a result more than 50 percent of the portfolio is invested in non-rated issues. During the fiscal year, the Fund's performance was enhanced by the refunding of several credits which increased their market value. The Fund also benefited from the positioning of its duration* (a measure of interest-rate sensitivity) as well as its long-term commitment to diversification with the Fund's net assets of $148 million diversified across 90 credits in 12 sectors.

The Fund's procedure for reinvesting all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind investors that the Trustees of the Fund have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase.
----------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. Investment return, net asset value and common share market price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

[1] Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   Hospital                                            21.9%
   Retirement & Life Care Facilities                   16.3%
   IDR/PCR*                                            15.6%
   Nursing & Health Related Facilities                  9.7%
   Recreational Facilities                              8.9%

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                              2.5%
   Aa/AA                                                0.4%
   A/A                                                  3.5%
   Baa/BBB                                             30.5%
   Ba/BB or Less                                        9.6%
   NR                                                  53.5%

* Industrial Development/Pollution Control Revenue

Data as of February 28, 2005. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of February 28, 2005


WEIGHTED AVERAGE MATURITY: 22 YEARS

1-5                                                                                3
5-10                                                                               7
10-15                                                                             11
15-20                                                                             17
20-25                                                                             27
25-30                                                                             32
30+                                                                                3

Portfolio structure is subject to change.

                       Geographic Summary of Investments

                Based on Market Value as a Percent of Net Assets

Alabama................     1.4%
Arizona................     1.1
Arkansas...............     1.4
California.............     9.3
Colorado...............     3.7
Connecticut............     2.5
District of Columbia...     0.6
Florida................     4.0
Hawaii.................     1.1
Illinois...............     4.4
Indiana................     1.1
Iowa...................     3.9
Kansas.................     1.5
Kentucky...............     1.4%
Louisiana..............     0.6
Maine..................     0.3
Maryland...............     3.1
Massachusetts..........     2.4
Michigan...............     0.4
Missouri...............     5.1
Nevada.................     4.9
New Hampshire..........     4.4
New Jersey.............     6.1
New York...............     3.9
North Carolina.........     0.7
Ohio...................     0.9
Oklahoma...............     0.7%
Pennsylvania...........     7.2
South Carolina.........     1.5
Tennessee..............     1.7
Texas..................     5.1
Vermont................     1.3
Virginia...............     8.7
West Virginia..........     1.4
Wisconsin..............     1.2
Joint exemptions*......    (0.6)
                          -----
Total+.................    98.4%
                          =====

------------------
*   Joint exemptions have been included in each geographic location.
+ Does not include open short futures contracts with an underlying face amount of $8,102,813, with unrealized appreciation of $44,325.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of February 28, 2005


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2005(a)                                                                           12
2006                                                                               5
2007                                                                               7
2008                                                                              10
2009                                                                              11
2010                                                                               4
2011                                                                              10
2012                                                                               9
2013                                                                              13
2014                                                                              12
2015+                                                                              7

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 6.8%

2005(A)                                                                           7.8
2006                                                                                7
2007                                                                              6.3
2008                                                                                6
2009                                                                              6.3
2010                                                                              6.8
2011                                                                              7.7
2012                                                                              6.6
2013                                                                              6.8
2014                                                                              6.2
2015+                                                                               7

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.8% on 12% of the long-term portfolio that is callable in 2005.

     Portfolio structure is subject to change.

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (95.1%)
            General Obligation (1.4%)
$  2,000    California, Various Purpose dtd 02/01/04..................   5.00%   02/01/33   $  2,058,680
                                                                                            ------------
--------
            Educational Facilities Revenue (6.5%)
   1,300    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs....................................................   7.50    05/01/11      1,367,002
   2,000    San Diego County, California, The Burnham Institute
              COPs....................................................   6.25    09/01/29      2,096,420
   1,000    Volusia County Educational Facilities Authority, Florida,
              Embry-Riddle Aeronautical University Ser 1996 A.........   6.125   10/15/26      1,061,260
   1,000    Illinois Finance Authority, Fullerton Village Student
              Housing Ser 2004 A......................................   5.125   06/01/35        980,620
     500    South Berwick, Maine, Berwick Academy Ser 1998............   5.55    08/01/23        505,545
            New Hampshire Higher Educational & Health Facilities
              Authority,
   2,000      Brewster Academy Ser 1995...............................   7.50    06/01/26      2,079,260
   1,500      Colby-Sawyer College Ser 1996...........................   6.75    06/01/25      1,509,120
                                                                                            ------------
--------
                                                                                               9,599,227
   9,300
                                                                                            ------------
--------
            Hospital Revenue (21.9%)
   2,000    Colbert County - Northwest Health Care Authority, Alabama,
              Helen Keller Hospital Ser 2003..........................   5.75    06/01/27      2,039,040
   1,500    Arizona Health Facilities Authority, John C Lincoln Health
              Ser 2002................................................   6.375   12/01/37      1,622,760
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625   09/01/28      2,041,160
   1,500    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002.......................................   6.125   08/01/31      1,579,920
   1,000    Maryland Health & Higher Educational Facilities Authority,
              University of Maryland Medical Center Ser 2000..........   6.75    07/01/30      1,125,240
     750    Massachusetts Development Finance Authority, Evergreen
              Center Ser 2005.........................................   5.50    01/01/35        743,423
     600    Gaylord Hospital Financing Authority, Michigan, Otsego
              Memorial Hospital Ser 2004..............................   6.50    01/01/37        589,560
   1,000    Nevada, Missouri, Nevada Regional Medical Center Ser
              2001....................................................   6.75    10/01/31      1,029,780
            Henderson, Nevada,
   3,000      Catholic Health West Ser 2004 Ser A.....................   5.625   07/01/24      3,170,460
   2,000      Catholic Health West Ser 1998 Ser A.....................   5.125   07/01/28      2,006,340
            New Hampshire Higher Educational & Health Facilities
              Authority,
   1,000      Littleton Hospital Association Ser 1998 B...............   5.80    05/01/18        995,630
   2,000      Littleton Hospital Association Ser 1998 B...............   5.90    05/01/28      1,923,680
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25    07/01/27      2,100,400
   2,000    Dutchess County Development Agency, New York, St Francis
              Hospital Refg Ser 2004 A................................   7.50    03/01/29      2,041,260

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$    720    Nassau County Industrial Development Agency, New York,
              North Shore Health Ser C**..............................   5.625%  11/01/10   $    774,670
   1,000    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B.....................................   6.60    07/01/31      1,044,580
   1,000    St Mary Hospital Authority, Pennsylvania, Catholic Health
              East 2004 Ser B.........................................   5.375   11/15/34      1,043,830
   2,000    South Carolina Jobs Economic Development Authority,
              Palmetto Health Refg & Impr Ser 2003 C..................   6.875   08/01/27      2,239,560
   1,500    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002....   6.50    04/15/31      1,541,745
   1,000    Decatur Hospital Authority, Texas, Wise Regional Health
              Ser 2004 A..............................................   7.125   09/01/34      1,076,940
   1,750    Wisconsin Health & Educational Facilities Authority,
              Beaver Dam Community Hospital Ser 2004 A................   6.75    08/15/34      1,810,095
                                                                                            ------------
--------
                                                                                              32,540,073
  31,320
                                                                                            ------------
--------
            Industrial Development/Pollution Control Revenue (15.6%)
   2,000    Los Angeles, California, American Airlines Inc Terminal 4
              Ser 2002 C (AMT)........................................   7.50    12/01/24      2,036,300
     915    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)+.............................................  10.125   09/01/11        916,299
   2,000    Chicago, Illinois, United Airlines Inc Refg Ser 2001 C
              (a).....................................................   6.30    05/01/16        300,000
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)..........   6.00    06/01/27      1,546,380
   2,000    Perry County, Kentucky, TJ International Inc Ser 1997
              (AMT)...................................................   6.55    04/15/27      2,093,000
   1,000    New Jersey Economic Development Authority, Continental
              Airlines Inc Ser 1999 (AMT).............................   6.625   09/15/12        921,560
   2,000    New York City Industrial Development Agency, New York,
              Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)...................................................   5.65    10/01/28      1,960,060
   1,250    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A......   5.625   02/01/18      1,343,075
   2,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B.......................................................   7.75    05/01/20      2,112,300
   1,700    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)...................................................   6.65    05/01/10      1,840,675
   1,000    Pennsylvania Economic Development Financing Authority,
              Reliant Energy Inc Ser 2001 A (AMT).....................   6.75    12/01/36      1,069,970
   1,000    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              1999 A (AMT)............................................   7.70    04/01/33      1,182,320
            Pittsylvania County Industrial Development Authority,
              Virginia,
     600      Multi-Trade LP Ser 1994 A (AMT).........................   7.45    01/01/09        615,210
   3,000      Multi-Trade LP Ser 1994 A (AMT).........................   7.55    01/01/19      3,076,110
   2,000    Upshur County, West Virginia, TJ International Inc Ser
              1995 (AMT)..............................................   7.00    07/15/25      2,068,920
                                                                                            ------------
--------
                                                                                              23,082,179
  23,965
                                                                                            ------------
--------

                       See Notes to Financial Statements
 8

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Multi-Family (2.2%)
$    500    Honolulu, Hawaii, Waipahu Towers GNMA Collateralized 1995
              Ser A (AMT).............................................   6.90%   06/20/35   $    512,020
            Alexandria Redevelopment & Housing Authority, Virginia,
   2,000      Courthouse Commons Apts Ser 1990 A (AMT)................  10.00    01/01/21      1,830,800
   9,504      Courthouse Commons Apts Ser 1990 B (AMT)................   0.00    01/01/21        993,514
                                                                                            ------------
--------
                                                                                               3,336,334
  12,004
                                                                                            ------------
--------
            Mortgage Revenue - Single Family (0.9%)
     585    Colorado Housing Finance Authority, 1998 Ser B-3..........   6.55    05/01/25        589,118
     325    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)...................................................   6.45    09/01/29        330,330
     355    Missouri Housing Development Commission, Homeownership
              GNMA/FNMA Collateralized 2000 Ser A-1 (AMT).............   7.50    03/01/31        361,926
                                                                                            ------------
--------
                                                                                               1,281,374
   1,265
                                                                                            ------------
--------
            Nursing & Health Related Facilities Revenue (9.7%)
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75    04/01/34      1,743,280
   1,000    Pinellas County Health Facilities Authority, Florida, Oaks
              of Clearwater Ser 2004..................................   6.25    06/01/34      1,035,520
   2,920    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996...............................   9.25    07/01/25      3,534,923
     675    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003..............   6.50#   01/01/29        667,670
     900    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993........   8.375   10/01/13        909,864
   1,375    Massachusetts Development Finance Agency, New England
              Center for Children Ser 1998............................   5.875   11/01/18      1,379,978
   1,000    St Louis County Industrial Development Authority,
              Missouri, Pediatric Rehabilitation Center Ser 2003 A....   6.625   11/15/35      1,013,260
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.15    06/01/19      1,011,770
   3,015    Chester County Industrial Development Authority,
              Pennsylvania, RHA/PA Nursing Home Inc Ser 1989..........   8.50    05/01/32      3,037,009
                                                                                            ------------
--------
                                                                                              14,333,274
  13,885
                                                                                            ------------
--------
            Recreational Facilities Revenue (8.9%)
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser 2000 A............................   6.25    01/01/30      2,113,800
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010      Special 1996 Ser A (b)..................................   6.40    09/01/11      1,068,378
   1,000      Special 1997 Ser B (b)..................................   5.75    09/01/27      1,029,730

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,500    Mohegan Tribe of Indians, Connecticut, Gaming Authority
              Ser 2001................................................   6.25%   01/01/31   $  1,588,755
   2,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A.................................   7.375   01/01/32      2,187,940
   3,000    St Louis Industrial Development Authority, Missouri, Kiel
              Center Refg Ser 1992 (AMT)..............................   7.75    12/01/13      3,047,700
   2,000    Austin Texas, Convention Center Hotel Senior Ser 2000 A...   6.70    01/01/32      2,123,460
                                                                                            ------------
--------
                                                                                              13,159,763
  12,510
                                                                                            ------------
--------
            Retirement & Life Care Facilities Revenue (16.3%)
   1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00    01/01/30      1,061,860
   1,000    Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser
              A.......................................................   8.00    11/15/33      1,067,180
            Illinois Health Facilities Authority,
   2,000      Smith Crossing Ser 2003 A...............................   7.00    11/15/32      2,028,320
   1,000      Villa St Benedict Ser 2003 A-1..........................   6.90    11/15/33      1,025,450
   1,500    Westminster, Maryland, Carol Lutheran Village Inc 2004 Ser
              A.......................................................   6.25    05/01/34      1,568,295
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75    07/01/23      1,436,640
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A......................   7.25    11/15/31      1,051,600
   2,000      Franciscan Oaks Ser 1997................................   5.75    10/01/23      1,941,480
     500      The Presbyterian Home at Montgomery Ser 2001 A..........   6.375   11/01/31        509,900
   1,000      United Methodist Homes of New Jersey Ser 1998...........   5.125   07/01/25        911,020
   1,000    North Carolina Medical Care Commission, Given Estate Ser
              2003 A..................................................   6.50    07/01/32      1,052,050
   1,000    Montgomery County Industry Development Authority,
              Pennsylvania, Whitemarsh Community Ser 2005.............   6.25    02/01/35      1,017,690
   1,000    Shelby County Health, Educational & Housing Facilities
              Board, Tennessee, Village at Germantown Ser 2003 A......   7.25    12/01/34      1,031,710
   1,000    Houston Health Facilities Development Corporation, Texas,
              Buckingham Senior Living Community Ser 2004 A...........   7.125   02/15/34      1,076,490
   2,000    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75    03/01/29      1,969,400
   4,590    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998....................   6.50    01/01/28      4,380,251
   1,000    Peninsula Ports Authority of Virginia, Virginia Baptist
              Homes Ser 2003 A........................................   7.375   12/01/32      1,052,820
                                                                                            ------------
--------
                                                                                              24,182,156
  24,090
                                                                                            ------------
--------

                       See Notes to Financial Statements
 10

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax Allocation Revenue (6.6%)
$  1,000    Orange County Community Facilities District #86-2,
              California, 1998 Ser A..................................   5.55%   08/15/17   $  1,042,540
   2,000    Elk Valley Public Improvement Corporation, Colorado, Ser
              2001 A..................................................   7.30    09/01/22      2,152,560
   1,000    Chicago, Illinois, Lake Shore East Ser 2002...............   6.75    12/01/32      1,034,880
   2,000    Annapolis, Maryland, Park Place Ser 2005 A................   5.35    07/01/34      1,992,800
   2,000    Des Peres, Missouri, West County Center Ser 2002..........   5.75    04/15/20      2,055,700
   1,000    Clark County, Nevada, Special Impr District 142 Mountains
              Edge Ser 2003...........................................   6.375   08/01/23      1,031,630
     500    Allegheny County Redevelopment Authority, Pennsylvania,
              Pittsburgh Mills Ser 2004...............................   5.60    07/01/23        526,315
                                                                                            ------------
--------
                                                                                               9,836,425
   9,500
                                                                                            ------------
--------
            Transportation Facilities Revenue (1.4%)
     955    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 A (Ambac)......................................   5.85    10/01/13      1,045,572
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000..............................   7.375   01/01/40      1,020,360
                                                                                            ------------
--------
                                                                                               2,065,932
   1,955
                                                                                            ------------
--------
            Other Revenue (3.7%)
   2,000    Capistrano Unified School District, California, Community
              Facilities District #98-2 Ladera Ser 1999 Special Tax...   5.75    09/01/29      2,063,960
   1,000    Carlsbad Assessment District No 2002-2001, California,
              Poinsettia Lane East Ser 2005 A.........................   5.20    09/02/35        991,380
     750    Lincolnshire, Illinois, Special Service Area No 1
              Sedgebrook Ser 2004.....................................   6.25    03/01/34        792,578
   1,500    New Jersey Economic Development Authority, Cigarette Tax
              Ser 2004................................................   5.75    06/15/34      1,591,305
                                                                                            ------------
--------
                                                                                               5,439,223
   5,250
                                                                                            ------------
--------
 147,044    Total Tax-Exempt Municipal Bonds (Cost $137,990,530).........................    140,914,640
                                                                                            ------------
--------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Short-Term Tax-Exempt Municipal Obligations (3.3%)
$  2,805    Boulder County, Colorado, Village Place at Longmont Ser
              1989 A (AMT) (called for redemption 04/01/05)...........   7.50%   07/15/19   $  2,816,416
   2,100    Harris County Health Facilities Development Corporation,
              Texas, Methodist Hospital Ser 2002 (Demand 03/01/05)....   1.80*   12/01/32      2,100,000
                                                                                            ------------
--------
   4,905    Total Short-Term Tax-Exempt Municipal Obligations (Cost $4,856,934)..........      4,916,416
                                                                                            ------------
--------

$151,949    Total Investments (Cost $142,847,464) (c) (d)......................    98.4%     145,831,056
========
            Other Assets in Excess of Liabilities..............................     1.6        2,337,675
                                                                                  -----     ------------
            Net Assets.........................................................   100.0%    $148,168,731
                                                                                  =====     ============

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   *        Current coupon of variable rate demand obligation.
   **       A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to
            $45,750.
   #        Currently a 6.50% coupon; increases to 8.00% on January 1,
            2009.
   +        Joint exemption in locations shown.
   (a)      Issuer in bankruptcy; non-income producing security.
   (b)      Resale is restricted to qualified institutional investors.
   (c)      Securities have been designated as collateral in an amount equal to $8,101,594 in connection with open futures
            contracts.
   (d)      The aggregate cost for federal income tax purposes is
            $142,777,414. The aggregate gross unrealized appreciation is
            $6,591,106 and the aggregate gross unrealized depreciation is $3,537,464, resulting in net unrealized appreciation of
            $3,053,642.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.

Futures Contracts Open at February 28, 2005:

NUMBER OF                 DESCRIPTION/DELIVERY       UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT       MONTH AND YEAR          AMOUNT AT VALUE         APPRECIATION
---------   ----------   ----------------------  ------------------------   --------------
    60         Short      U.S. Treasury Notes          $(6,454,688)            $36,866
                            5 Year June 2005
    15         Short      U.S. Treasury Notes           (1,648,125)              7,459
                           10 Year June 2005
                                                                               -------
                         Total Unrealized Appreciation...................      $44,325
                                                                               =======

                       See Notes to Financial Statements
 12

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2005

Assets:
Investments in securities, at value
  (cost $142,847,464).......................................  $145,831,056
Cash........................................................        55,417
Receivable for:
    Interest................................................     2,414,319
    Investments sold........................................        80,000
    Variation margin........................................        31,834
Prepaid expenses and other assets...........................        16,506
                                                              ------------
    Total Assets............................................   148,429,132
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest repurchased...............        68,384
    Investment advisory fee.................................        63,201
    Administration fee......................................        10,112
Accrued expenses and other payables.........................       118,704
                                                              ------------
    Total Liabilities.......................................       260,401
                                                              ------------
    Net Assets..............................................  $148,168,731
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $151,014,155
Net unrealized appreciation.................................     3,027,917
Accumulated undistributed net investment income.............     1,573,069
Accumulated net realized loss...............................    (7,446,410)
                                                              ------------
    Net Assets..............................................  $148,168,731
                                                              ============
Net Asset Value Per Share
16,868,845 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $8.78
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended February 28, 2005

Net Investment Income:
Interest Income.............................................  $ 9,589,752
                                                              -----------
Expenses
Investment advisory fee.....................................      739,089
Administration fee..........................................      336,131
Transfer agent fees and expenses............................       68,407
Professional fees...........................................       63,926
Shareholder reports and notices.............................       47,378
Registration fees...........................................       15,407
Custodian fees..............................................       11,726
Trustees' fees and expenses.................................        9,168
Other.......................................................       19,771
                                                              -----------
    Total Expenses..........................................    1,311,003

Less: expense offset........................................      (11,520)
                                                              -----------
    Net Expenses............................................    1,299,483
                                                              -----------
    Net Investment Income...................................    8,290,269
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.................................................    1,257,399
Futures contracts...........................................      (43,176)
                                                              -----------
    Net Realized Gain.......................................    1,214,223
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................    1,181,800
Futures contracts...........................................       55,001
                                                              -----------
    Net Appreciation........................................    1,236,801
                                                              -----------
    Net Gain................................................    2,451,024
                                                              -----------
Net Increase................................................  $10,741,293
                                                              ===========

                       See Notes to Financial Statements
 14

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE YEAR        FOR THE YEAR
                                                                    ENDED               ENDED
                                                              FEBRUARY 28, 2005   FEBRUARY 29, 2004
                                                              -----------------   -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  8,290,269        $  8,785,096
Net realized gain (loss)....................................       1,214,223          (2,411,670)
Net change in unrealized appreciation/depreciation..........       1,236,801           6,749,085
                                                                ------------        ------------
    Net Increase............................................      10,741,293          13,122,511

Dividends to shareholders from net investment income........      (8,550,219)         (9,061,371)

Decrease from transactions in shares of beneficial
  interest..................................................      (4,443,612)         (4,150,336)
                                                                ------------        ------------
    Net Decrease............................................      (2,252,538)            (89,196)
Net Assets:
Beginning of period.........................................     150,421,269         150,510,465
                                                                ------------        ------------
End of Period
(Including accumulated undistributed net investment income
of $1,573,069 and $1,833,137, respectively).................    $148,168,731        $150,421,269
                                                                ============        ============

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 continued

broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets. Prior to November 1, 2004, the annual rate was 0.30%.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2005 aggregated $23,246,878 and $28,459,018, respectively. Included in the aforementioned transactions are purchases and sales of $2,610,080, and $3,386,850, respectively, with other Morgan Stanley funds including a net realized gain of $372,209.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At February 28, 2005, the Fund had transfer agent fees and expenses payable of approximately $4,900.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended February 28, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,472. At February 28, 2005, the Fund had an accrued pension liability of $61,731 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, February 28, 2003..................................  17,973,845   $179,739    $166,215,073
Treasury shares purchased and retired (weighted average
  discount 7.21%)*..........................................    (533,100)    (5,331)     (4,145,005)
Reclassification due to permanent book/tax differences......          --         --      (2,494,537)
                                                              ----------   --------    ------------
Balance, February 29, 2004..................................  17,440,745    174,408     159,575,531
Treasury shares purchased and retired (weighted average
  discount 9.55%)*..........................................    (571,900)    (5,719)     (4,437,893)
Reclassification due to permanent book/tax differences......      --          --         (4,292,172)
                                                              ----------   --------    ------------
Balance, February 28, 2005..................................  16,868,845   $168,689    $150,845,466
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 continued

5. Dividends

The Fund declared the following dividends from net investment income:

   DECLARATION      AMOUNT        RECORD         PAYABLE
      DATE         PER SHARE       DATE            DATE
-----------------  ---------  --------------  --------------
December 28, 2004    $0.04    March 4, 2005   March 18, 2005
 March 29, 2005      $0.04    April 8, 2005   April 22, 2005
 March 29, 2005      $0.04     May 6, 2005     May 20, 2005
 March 29, 2005      $0.04     June 3, 2005   June 17, 2005

6. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 continued

The tax character of distributions paid was as follows:

                                                                FOR THE YEAR        FOR THE YEAR
                                                                    ENDED               ENDED
                                                              FEBRUARY 28, 2005   FEBRUARY 29, 2004
                                                              -----------------   -----------------
Tax-exempt income...........................................     $ 8,550,219         $ 9,061,371
                                                                 ===========         ===========

As of February 28, 2005, the tax-basis components of accumulated losses were as follows:

Undistributed tax-exempt income.............................     $ 1,628,607
Undistributed long-term gains...............................        --
                                                                 -----------
Net accumulated earnings....................................       1,628,607
Capital loss carryforward*..................................      (7,402,084)
Temporary differences.......................................        (125,589)
Net unrealized appreciation.................................       3,053,642
                                                                 -----------
Total accumulated losses....................................     $(2,845,424)
                                                                 ===========

---------------------

* As of February 28, 2005, the Fund had a net capital loss carryforward of $7,402,084 of which $801,428 will expire on February 28, 2006, $261,877 will expire on February 28, 2009, $4,854,343 will expire on February 28, 2011 and $1,484,436 will expire on February 28, 2013 to offset future capital gains to the extent provided by regulations.

As of February 28, 2005, the Fund had temporary book/tax differences primarily attributable to mark-to-market of open futures contracts, interest on bonds in default and book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $4,292,172, accumulated undistributed net investment income was charged $118 and accumulated net realized loss was credited $4,292,290.

8. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                               FOR THE YEAR ENDED FEBRUARY 28
                                                            ---------------------------------------------------------------------
                                                              2005          2004**          2003           2002           2001
                                                            ---------      ---------      ---------      ---------      ---------

Selected Per Share Data:
Net asset value, beginning of period......................     $8.62          $8.37          $8.44          $8.46          $8.30
                                                               -----          -----          -----          -----          -----
Income (loss) from investment operations:
    Net investment income*................................      0.48           0.49           0.51           0.51           0.52
    Net realized and unrealized gain (loss)...............      0.15           0.25          (0.06)         (0.02)          0.12
                                                               -----          -----          -----          -----          -----
Total income from investment operations...................      0.63           0.74           0.45           0.49           0.64
                                                               -----          -----          -----          -----          -----
Less dividends from net investment income.................     (0.50)         (0.51)         (0.53)         (0.52)         (0.51)
                                                               -----          -----          -----          -----          -----
Anti-dilutive effect of acquiring treasury shares*........      0.03           0.02           0.01           0.01           0.03
                                                               -----          -----          -----          -----          -----
Net asset value, end of period............................     $8.78          $8.62          $8.37          $8.44          $8.46
                                                               =====          =====          =====          =====          =====
Market value, end of period...............................     $8.00          $8.09          $7.51          $8.04          $8.00
                                                               =====          =====          =====          =====          =====
Total Return+.............................................      5.38%         14.90%         (0.13)%         7.13%         18.10%
Ratios to Average Net Assets:
Expenses..................................................      0.89%(1)       0.96%(1)       0.94%(1)       0.95%(1)       0.92%(1)
Net investment income.....................................      5.62%          5.87%          6.09%          5.94%          6.23%
Supplemental Data:
Net assets, end of period, in thousands...................  $148,169       $150,421       $150,510       $154,088       $156,751
Portfolio turnover rate...................................        16%            11%             8%            11%            10%

---------------------

     *   The per share amounts were computed using an average number of shares outstanding during the period.
    **   For the year ended February 29.
     +   Total return is based upon the current market value on the last day of each period reported. Dividends and
         distributions are assumed to be reinvested at prices
         obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Municipal Income Opportunities Trust II:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Income Opportunities Trust II (the "Fund"), including the portfolio of investments, as of February 28, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Income Opportunities Trust II as of February 28, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
April 15, 2005

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (64)                       Trustee      Since April     Private Investor; Director or        197
c/o Kramer Levin Naftalis & Frankel LLP               1994            Trustee of the Retail Funds
Counsel to the Independent Trustees                                   (since April 1994) and the
919 Third Avenue                                                      Institutional Funds (since
New York, NY 10022-3902                                               July 2003); formerly Vice
                                                                      Chairman of Kmart Corporation
                                                                      (December 1998-October 2000),
                                                                      Chairman and Chief Executive
                                                                      Officer of Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998) and
                                                                      President and Chief Executive
                                                                      Officer of Hills Department
                                                                      Stores (May 1991-July 1995);
                                                                      formerly variously Chairman,
                                                                      Chief Executive Officer,
                                                                      President and Chief Operating
                                                                      Officer (1987-1991) of the
                                                                      Sears Merchandise Group of
                                                                      Sears, Roebuck & Co.

Edwin J. Garn (72)                       Trustee      Since January   Consultant; Managing Director        197
1031 N. Chartwell Court                               1993            of Summit Ventures LLC;
Salt Lake City, UT 84103                                              Director or Trustee of the
                                                                      Retail Funds (since January
                                                                      1993) and the Institutional
                                                                      Funds (since July 2003);
                                                                      member of the Utah Regional
                                                                      Advisory Board of Pacific
                                                                      Corp.; formerly Managing
                                                                      Director of Summit Ventures
                                                                      LLC (2000-2004); United States
                                                                      Senator (R-Utah) (1974-1992)
                                                                      and Chairman, Senate Banking
                                                                      Committee (1980-1986), Mayor
                                                                      of Salt Lake City, Utah
                                                                      (1971-1974), Astronaut, Space
                                                                      Shuttle Discovery (April 12-
                                                                      19, 1985), and Vice Chairman,
                                                                      Huntsman Corporation (chemical
                                                                      company).

Wayne E. Hedien (71)                     Trustee      Since           Retired; Director or Trustee         197
c/o Kramer Levin Naftalis & Frankel LLP               September 1997  of the Retail Funds (since
Counsel to the Independent Trustees                                   September 1997) and the
919 Third Avenue                                                      Institutional Funds (since
New York, NY 10022-3902                                               July 2003); formerly
                                                                      associated with the Allstate
                                                                      Companies (1966-1994), most
                                                                      recently as Chairman of The
                                                                      Allstate Corporation (March
                                                                      1993-December 1994) and
                                                                      Chairman and Chief Executive
                                                                      Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance
                                                                      Company (July 1989-December
                                                                      1994).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael Bozic (64)                       Director of various business
c/o Kramer Levin Naftalis & Frankel LLP  organizations.
Counsel to the Independent Trustees
919 Third Avenue
New York, NY 10022-3902
Edwin J. Garn (72)                       Director of Franklin Covey (time
1031 N. Chartwell Court                  management systems), BMW Bank of
Salt Lake City, UT 84103                 North America, Inc. (industrial
                                         loan corporation), Escrow Bank USA
                                         (included loan corporation); United
                                         Space Alliance (joint venture
                                         between Lockheed Martin and the
                                         Boeing Company) and Nuskin Asia
                                         Pacific (multilevel marketing);
                                         member of the board of various
                                         civic and charitable organizations.
Wayne E. Hedien (71)                     Director of The PMI Group Inc.
c/o Kramer Levin Naftalis & Frankel LLP  (private mortgage insurance);
Counsel to the Independent Trustees      Trustee and Vice Chairman of The
919 Third Avenue                         Field Museum of Natural History;
New York, NY 10022-3902                  director of various other business
                                         and charitable organizations.

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Dr. Manuel H. Johnson (56)               Trustee      Since July      Senior Partner, Johnson Smick        197
c/o Johnson Smick Group, Inc.                         1991            International, Inc., a
888 16th Street NW                                                    consulting firm; Chairman of
Suite 740                                                             the Audit Committee and
Washington, D.C. 20006                                                Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-
                                                                      Chairman and a founder of the
                                                                      Group of Seven Council (G7C),
                                                                      an international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.

Joseph J. Kearns (62)                    Trustee      Since July      President, Kearns & Associates       198
c/o Kearns & Associates LLC                           2003            LLC (investment consulting);
PMB754                                                                Deputy Chairman of the Audit
23852 Pacific Coast Highway                                           Committee and Director or
Malibu, CA 90265                                                      Trustee of the Retail Funds
                                                                      (since July 2003) and the
                                                                      Institutional Funds (since
                                                                      August 1994); previously
                                                                      Chairman of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); formerly CFO of the J.
                                                                      Paul Getty Trust.

Michael E. Nugent (68)                   Trustee      Since July      General Partner of Triumph           197
c/o Triumph Capital, L.P.                             1991            Capital, L.P., a private
445 Park Avenue                                                       investment partnership;
New York, NY 10022                                                    Chairman of the Insurance
                                                                      Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly Vice
                                                                      President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).

Fergus Reid (72)                         Trustee      Since July      Chairman of Lumelite Plastics        198
c/o Lumelite Plastics Corporation                     2003            Corporation; Chairman of the
85 Charles Colman Blvd.                                               Governance Committee and
Pawling, NY 12564                                                     Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (56)               Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.            construction); Director of KFX
888 16th Street NW                       Energy; Director of RBS Greenwich
Suite 740                                Capital Holdings (financial holding
Washington, D.C. 20006                   company).
Joseph J. Kearns (62)                    Director of Electro Rent
c/o Kearns & Associates LLC              Corporation (equipment leasing),
PMB754                                   The Ford Family Foundation, and the
23852 Pacific Coast Highway              UCLA Foundation.
Malibu, CA 90265
Michael E. Nugent (68)                   Director of various business
c/o Triumph Capital, L.P.                organizations.
445 Park Avenue
New York, NY 10022
Fergus Reid (72)                         Trustee and Director of certain
c/o Lumelite Plastics Corporation        investment companies in the
85 Charles Colman Blvd.                  JPMorgan Funds complex managed by
Pawling, NY 12564                        J.P. Morgan Investment Management
                                         Inc.

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (71)            Chairman of  Since July      Chairman and Director or             197
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  (since July 1991) and the
Plaza Two,                                                          Institutional Funds (since
Jersey City, NJ 07311                                               July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until September
                                                                    2002).

James F. Higgins (57)                  Trustee      Since June      Director or Trustee of the           197
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center,                                        and the Institutional Funds
Plaza Two,                                                          (since July 2003); Senior
Jersey City, NJ 07311                                               Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of the Distributor and Dean
                                                                    Witter Realty Inc.; previously
                                                                    President and Chief Operating
                                                                    Officer of the Private Client
                                                                    Group of Morgan Stanley (May
                                                                    1999-August 2000), and
                                                                    President and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan Stanley
                                                                    (February 1997-May 1999).


      Name, Age and Address of
         Interested Trustee            Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Charles A. Fiumefreddo (71)            None.
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ 07311
James F. Higgins (57)                  Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust               The Equitable Life Assurance
Harborside Financial Center,           Society of the United States
Plaza Two,                             (financial services).
Jersey City, NJ 07311

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
  ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (51)         President        Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                     Investment Management Inc.; President, Director and Chief
New York, NY 10020                                              Executive Officer of the Investment Adviser and the
                                                                Administrator; Chairman and Director of the Distributor;
                                                                Chairman and Director of the Transfer Agent; Director of
                                                                various Morgan Stanley subsidiaries; President of the
                                                                Institutional Funds (since July 2003) and President of the
                                                                Retail Funds; Trustee (since July 2003) and President (since
                                                                December 2002) of the Van Kampen Closed-End Funds; Trustee
                                                                and President (since October 2002) of the Van Kampen
                                                                Open-End Funds.

Ronald E. Robison (66)         Executive Vice   Since April     Principal Executive Officer of Funds in the Fund Complex
1221 Avenue of the Americas    President and    2003            (since May 2003); Managing Director of Morgan Stanley & Co.
New York, NY 10020             Principal                        Incorporated, Morgan Stanley Investment Management Inc. and
                               Executive                        Morgan Stanley; Managing Director, Chief Administrative
                               Officer                          Officer and Director of the Investment Adviser and the
                                                                Administrator; Director of the Transfer Agent; Managing
                                                                Director and Director of the Distributor; Executive Vice
                                                                President and Principal Executive Officer of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since April 2003); Director of Morgan Stanley SICAV (since
                                                                May 2004); previously President and Director of the
                                                                Institutional Funds (March 2001-July 2003) and Chief Global
                                                                Operations Officer and Managing Director of Morgan Stanley
                                                                Investment Management Inc.

Joseph J. McAlinden (62)       Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                     1995            Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                              Inc.; Director of the Transfer Agent, Chief Investment
                                                                Officer of the Van Kampen Funds; Vice President of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since July 1995).

Barry Fink (50)                Vice President   Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                     1997            (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                              Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director of the
                                                                Investment Adviser and the Administrator; Vice President of
                                                                the Retail Funds; Assistant Secretary of Morgan Stanley DW;
                                                                Vice President of the Institutional Funds (since July 2003);
                                                                Managing Director, Secretary and Director of the
                                                                Distributor; previously Secretary (February 1997-July 2003)
                                                                and General Counsel (February 1997-April 2004) of the Retail
                                                                Funds; Vice President and Assistant General Counsel of the
                                                                Investment Adviser and the Administrator (February
                                                                1997-December 2001).

Amy R. Doberman (42)           Vice President   Since July      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                     2004            Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                              Management Inc. and the Investment Adviser, Vice President
                                                                of the Institutional and Retail Funds (since July 2004);
                                                                Vice President of the Van Kampen Funds (since August 2004);
                                                                previously, Managing Director and General
                                                                Counsel -- Americas, UBS Global Asset Management (July
                                                                2000-July 2004) and General Counsel, Aeltus Investment
                                                                Management, Inc. (January 1997-July 2000).

Carsten Otto (41)              Chief            Since October   Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas    Compliance       2004            Morgan Stanley Investment Management (since October 2004);
New York, NY 10020             Officer                          Executive Director of the Investment Adviser and Morgan
                                                                Stanley Investment Management Inc.; formerly Assistant
                                                                Secretary and Assistant General Counsel of the Morgan
                                                                Stanley Retail Funds.

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Stefanie V. Chang (38)         Vice President   Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                              Adviser; Vice President of the Institutional Funds and the
                                                                Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance
                                                                US LLP).

Francis J. Smith (39)          Treasurer and    Treasurer       Executive Director of the Investment Adviser and Morgan
c/o Morgan Stanley Trust       Chief Financial  since July      Stanley Services (since December 2001); previously, Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003),
Plaza Two,                                      Financial       Vice President of the Investment Adviser and the
Jersey City, NJ 07311                           Officer since   Administrator (August 2000- November 2001) and Senior
                                                September 2002  Manager at PricewaterhouseCoopers LLP (January 1998- August
                                                                2000).

Thomas F. Caloia (58)          Vice President   Since July      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003            Treasurer of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                    Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                      (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                           Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (37)            Secretary        Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                              Adviser; Secretary of the Institutional Funds and the Retail
                                                                Funds (since July 2003); formerly practiced law with the New
                                                                York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on January 7, 2005.

                      2005 FEDERAL TAX NOTICE (UNAUDITED)

         For the year ended February 28, 2005, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income
Opportunities Trust II
Annual Report
February 28, 2005

[MORGAN STANLEY LOGO]

38554RPT-RA05-00294P-Y02/05

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust/Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d) Not applicable.

(e) Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2005

                                                                           REGISTRANT                        COVERED ENTITIES(1)
AUDIT FEES............................                                     $  30,116                                 N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES..........                                     $     452 (2)                      $   3,746,495 (2)
          TAX FEES....................                                     $   4,585 (3)                      $      79,800 (4)
          ALL OTHER FEES..............                                     $       -                          $           -
TOTAL NON-AUDIT FEES..................                                     $   5,037                          $   3,826,295

TOTAL.................................                                     $  35,153                          $   3,826,295


2004

                                                                               REGISTRANT                        COVERED ENTITIES(1)
AUDIT FEES.......................                                              $  28,990                          N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES.....                                              $     684 (2)                     $ 3,364,576 (2)
          TAX FEES...............                                              $   4,463 (3)                     $   652,431 (4)
          ALL OTHER FEES.........                                              $       -                         $         - (5)
TOTAL NON-AUDIT FEES.............                                              $   5,147                         $ 4,017,007

TOTAL............................                                              $  34,137                         $ 4,017,007

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

      1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

      2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

      3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

      8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

      9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

      10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          Morgan Stanley Retail Funds

          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

             Morgan Stanley Institutional Funds

             Morgan Stanley Investment Management Inc.
             Morgan Stanley Investment Advisors Inc.
             Morgan Stanley Investment Management Limited
             Morgan Stanley Investment Management Private Limited
             Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
             Morgan Stanley & Co. Incorporated
             Morgan Stanley Distribution, Inc.
             Morgan Stanley AIP GP LP
             Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                                                         (d) Maximum Number (or
                                                                     (c) Total Number of Shares (or   Approximate Dollar Value) of
                        (a) Total Number of   (b) Average Price       Units) Purchased as Part of    Shares (or Units) that May Yet
                         Shares (or Units)      Paid per Share        Publicly Announced Plans or    Be Purchased Under the Plans or
 Period                      Purchased            (or Unit)                     Programs                        Programs
-------------------     -------------------   -----------------      ------------------------------  -------------------------------
March 1, 2004-
March 31, 2004                36,100                8.1238                      N/A                              N/A
April 1, 2004-
April 30, 2004                56,100                7.6811                      N/A                              N/A
May 1, 2004-
May  31, 2004                 63,600                7.5296                      N/A                              N/A
June 1, 2004-
June 30, 2004                 50,400                7.5357                      N/A                              N/A
July 1, 2004-
July 31, 2004                 37,300                7.6220                      N/A                              N/A
August 1, 2004-
August 31, 2004               40,200                7.7631                      N/A                              N/A
September 1, 2004-
September 30, 2004            34,100                7.9044                      N/A                              N/A
October 1, 2004-
October 31, 2004              31,000                7.8239                      N/A                              N/A
November 1, 2004-
November 30, 2004             37,100                7.7658                      N/A                              N/A
December 1, 2004-
December 31, 2004             60,500                7.6975                      N/A                              N/A
January 1, 2005-
January 31, 2005              67,100                7.8949                      N/A                              N/A
February 1, 2005-
February 28, 2005             58,400                8.0655                      N/A                              N/A
                             -------                ------                    -----                            -----
Total                        571,900                7.7839                      N/A                              N/A
                             -------                ------                    -----                            -----

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005